CONVERTIBLE PROMISSORY NOTES, NET (Details Narrative)			3 Months Ended
	May 23, 2023 USD ($) Integer $ / shares shares	Apr. 12, 2023 USD ($) Integer $ / shares shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($)
Short-Term Debt [Line Items]
Loan amount					$ 4,200,000
Stock issued during period value new issues			$ 5,683,987	$ 2,715,196
Debt instrument convertible terms of conversion feature	The conversion price is the lesser of: (i) $0.90; or (ii) 90% of the lowest single VWAP during the 20 Trading Days prior to conversion of the note; provided that in no event shall the conversion price be less than $0.18176 (the “Floor Price”)	The conversion price is the lesser of: (i) $0.90; or (ii) 90% of the lowest single VWAP during the 20 Trading Days prior to conversion of the note; provided that in no event shall the conversion price be less than $0.18176 (the “Floor Price”)
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock, shares | shares			1,852,197	797,474
Stock issued during period value new issues			$ 2	$ 1
Common Stock [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Loan amount	$ 1,133,395	$ 1,642,696
Issuance of common stock, shares | shares	1,568,542	2,532,678
Stock issued during period value new issues	$ 1,680,000	$ 2,520,000
Debt instrument maturity date	May 23, 2025	Apr. 12, 2025
Share issued price per share | $ / shares	$ 0.7316	$ 0.8926
Conversion price | $ / shares	$ 0.90	$ 0.90
Trading days | Integer	20	20
Floor price | $ / shares	$ 0.18176	$ 0.18176
Debt instrument unamortized discount	$ 280,000	$ 420,000
Common Stock [Member] | Convertible Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Debt issuance cost	$ 245,000	457,304
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Loan amount		6,000,000
Debt issuance cost		5,000,000
Securities Purchase Agreement [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of warrants		$ 5,601,613
Securities Purchase Agreement [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock, shares | shares		5,601,613